DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 02, 2021	Feb. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Gross proceeds		$ 5,175,000
Number of warrants issued (in Shares)	5,175,000	5,175,000
Transaction costs			$ 4,296,946	$ 4,296,946
Underwriting fees			3,450,000	3,450,000
Other offering costs			824,946	824,946
Assets held in trust	$ 172,500,000	$ 172,500,000	$ 919	919
Assets held in trust, Price per Unit (in Dollars per share)	$ 10.00		$ 10.00
Dissolution expenses	$ 100,000		$ 100,000	100,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%
Net tangible assets			$ 5,000,001	5,000,001
Cash			718,500	$ 749,737	$ 2,043
Working Capital			$ 725,482
Per unit price (in Dollars per share)				$ 10.00
Description of trust account				The proceeds held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds registered under the Investment Company Act of 1940, as amended and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.07.Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the IPO may not be released from the Trust Account until the earliest of: (i) the completion of the initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the initial Business Combination by August 2, 2022; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the initial Business Combination by August 2, 2022 (at which such time up to $100,000 of interest shall be available to the Company to pay liquidation or dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Initial Public Offering [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Number of units issued (in Shares)	17,250,000	17,250,000
Share price (in Dollars per share)			$ 10.00
Gross proceeds	$ 172,500,000	$ 172,500,000
Assets held in trust			$ 172,500,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)	100.00%
Offering amount				$ 172,500,000
Over-Allotment Option [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Number of units issued (in Shares)	2,250,000	2,250,000
Share price (in Dollars per share)	$ 10.00	$ 10.00
Private Placement [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Gross proceeds	$ 5,175,000	$ 5,175,000
Number of warrants issued (in Shares)	5,175,000	5,175,000
Business Combination [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Description of initial business combination				(i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest, but less taxes payable (less up to $100,000 of interest to pay liquidation or dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.Each of the Company’s Sponsor and Nautilus has agreed that it will be severally liable to the Company, on a pro rata basis based on the number of founder shares owned by them, if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company have entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less interest released to pay taxes, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of IPO against certain liabilities, including liabilities under the Securities Act.